UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Omega Advisors, Inc.
           --------------------------------------------------
Address:   Wall Street Plaza
           --------------------------------------------------
           88 Pine Street
           --------------------------------------------------
           New York, New York 10005
           --------------------------------------------------

Form 13F File Number:     28- 3530
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Leon G. Cooperman
           --------------------------------------------------
Title:     Chairman and CEO
           --------------------------------------------------
Phone:     212-495-5210
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Leon G. Cooperman             New York, New York         11/14/02
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        78
                                               -------------

Form 13F Information Table Value Total:       $1,326,115
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

                                                  Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                             VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ADVANCE AUTO PARTS INC             COM          00751Y106   45,694     866,400   SH       SOLE          866,400
-----------------------------------------------------------------------------------------------------------------------------------
AES CORP                           COM          00130H105   13,949   5,557,400   SH       SOLE        5,557,400
-----------------------------------------------------------------------------------------------------------------------------------
APRIA HEALTHCARE GROUP INC         COM          037933108   28,892   1,226,300   SH       SOLE        1,226,300
-----------------------------------------------------------------------------------------------------------------------------------
AK STL HLDG CORP                   COM          001547108   12,045   1,647,800   SH       SOLE        1,647,800
-----------------------------------------------------------------------------------------------------------------------------------
ABERCOMBIE & FITCH CO              CL A         002896207    4,327     220,000   SH       SOLE          220,000
-----------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC                       COM          086516101    8,701     390,000   SH       SOLE          390,000
-----------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC                   COM          057224107    2,250      77,500   SH       SOLE           77,500
-----------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL ARLS INC               CL B         210795308    1,897     352,000   SH       SOLE          352,000
-----------------------------------------------------------------------------------------------------------------------------------
CAMECO CORP                        COM          13321L108   11,640     673,600   SH       SOLE          673,600
-----------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP                       COM          151313103   58,778   5,462,649   SH       SOLE        5,462,649
-----------------------------------------------------------------------------------------------------------------------------------
CIT GROUP INC                      COM          125581108    3,596     200,000   SH       SOLE          200,000
-----------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP                       CL A         200300101      427      20,000   SH       SOLE           20,000
-----------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP                       CL A SPL     200300200      834      40,000   SH       SOLE           40,000
-----------------------------------------------------------------------------------------------------------------------------------
CNA FINL CORP                      COM          126117100   22,847     913,879   SH       SOLE          913,879
-----------------------------------------------------------------------------------------------------------------------------------
CNH GLOBAL N V                     SHS          N20935107    5,791   1,713,300   SH       SOLE        1,713,300
-----------------------------------------------------------------------------------------------------------------------------------
CHIQUITA BRANDS INTL INC           COM          170032809   27,021   1,748,900   SH       SOLE        1,748,900
------------------------------------------------------------------------------------------------------------------------------------
CSX CORP                           COM          126408103    2,393      90,700   SH       SOLE           90,700
-----------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP            CL A NY CABLVS  12686C109   29,698   3,277,967   SH       SOLE        3,277,967
-----------------------------------------------------------------------------------------------------------------------------------
CONVERGYS CORP                     COM          212485106   13,428     893,400   SH       SOLE          893,400
-----------------------------------------------------------------------------------------------------------------------------------
DIAMONDS TR                      UNIT SER 1     252787106    1,900      25,000   SH       SOLE           25,500
-----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS NEW        CL A         278762109   30,495   1,762,700   SH       SOLE        1,762,700
------------------------------------------------------------------------------------------------------------------------------------
EDISON INTL                        COM          281020107   31,719   3,171,900   SH       SOLE        3,171,900
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GO       CL B         35671D857   25,353   1,883,600   SH       SOLE        1,883,600
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP                CL H NEW     370442832   23,239   2,539,800   SH       SOLE        2,539,800
-----------------------------------------------------------------------------------------------------------------------------------
GEMSTAR TV GUIDE INTL INC          COM          36866W106    9,808   3,892,000   SH       SOLE        3,892,000
-----------------------------------------------------------------------------------------------------------------------------------
GLOBALSANTAFE CORP                 SHS          G3930E101    7,541     337,400   SH       SOLE          337,400
-----------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO                     COM          406216101   15,995   1,239,000   SH       SOLE        1,239,000
-----------------------------------------------------------------------------------------------------------------------------------
HANOVER COMPRESSOR CO              COM          410768105   15,037   1,811,700   SH       SOLE        1,811,700
-----------------------------------------------------------------------------------------------------------------------------------
MANOR CARE INC NEW                 COM          564055101   45,205   2,010,900   SH       SOLE        2,010,900
-----------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                     COM          437076102   11,878     455,100   SH       SOLE          455,100
-----------------------------------------------------------------------------------------------------------------------------------
HOLLINGER INTL INC                 CL A         435569108   22,444   2,469,100   SH       SOLE        2,469,100
-----------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC                 COM          438516106   11,761     543,000   SH       SOLE          543,000
-----------------------------------------------------------------------------------------------------------------------------------
HERCULES INC                       COM          427056106   42,841   4,651,600   SH       SOLE        4,651,600
-----------------------------------------------------------------------------------------------------------------------------------
KROGER CO                          COM          501044101    7,771     551,100   SH       SOLE          551,100
-----------------------------------------------------------------------------------------------------------------------------------
MBNA CORP                          COM          55262L100      368      20,000   SH       SOLE           20,000
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW             COM SER A    530718105   10,892   1,516,971   SH       SOLE        1,516,971
-----------------------------------------------------------------------------------------------------------------------------------
LO-JACK CORP                       COM          539451104      866     203,800   SH       SOLE          203,800
-----------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC         COM          52729N100      195      50,000   SH       SOLE           50,000
-----------------------------------------------------------------------------------------------------------------------------------
MOHAWK INDS INC                    COM          608190104   49,650   1,000,000   SH       SOLE       1, 000,000
-----------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS COS INC              COM          718154107    8,730     225,000   SH       SOLE          225,000
-----------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW                    COM          611664101   18,595   1,216,156   SH       SOLE        1,216,156
-----------------------------------------------------------------------------------------------------------------------------------
BAYCORP HLDGS CORP                 COM          072728108   34,977   2,749,800   SH       SOLE        2,749,800
-----------------------------------------------------------------------------------------------------------------------------------
NEWHALL LAND & FARMING CO CA     DEPOSITARY REC 651426108   39,520   1,606,500   SH       SOLE        1,606,500
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CMNTY BANCORP INC         COM          649445103   24,778     879,600   SH       SOLE          879,600
-----------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT INC                   COM          676220106    6,275     508,500   SH       SOLE          508,500
-----------------------------------------------------------------------------------------------------------------------------------
OXFORD HEALTH PLANS INC            COM          691471106   82,198   2,110,900   SH       SOLE        2,110,900
-----------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                          COM          69331C108   26,317   2,337,200   SH       SOLE        2,337,200
-----------------------------------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL                 COM          74153Q102   12,371     951,600   SH       SOLE          951,600
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP                     COM          71713U102   29,012     746,200   SH       SOLE          746,200
-----------------------------------------------------------------------------------------------------------------------------------
PMI GROUP INC                      COM          69344M101    3,184     117,000   SH       SOLE          117,000
-----------------------------------------------------------------------------------------------------------------------------------
POGO PRODUCING CO                  COM          730448107    8,787     257,975   SH       SOLE          257,975
-----------------------------------------------------------------------------------------------------------------------------------
PARTNERRE LTD                      COM          G6852T105   21,647     449,300   SH       SOLE          449,300
-----------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTD        COM          V7780T103   15,767     990,400   SH       SOLE          990,400
-----------------------------------------------------------------------------------------------------------------------------------
RADIAN GROUP INC                   COM          750236101    3,168      97,000   SH       SOLE           97,000
-----------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC               CL A         761195205    2,766     345,800   SH       SOLE          345,800
-----------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC                     ORD          G90078109   16,836     809,400   SH       SOLE          809,400
-----------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE RE HLDGS LTD           COM          G7496G103   21,529     569,700   SH       SOLE          569,700
-----------------------------------------------------------------------------------------------------------------------------------
RATHEON CO                         COM NEW      755111507      586      20,000   SH       SOLE           20,000
-----------------------------------------------------------------------------------------------------------------------------------
SAMINA SCI CORP                    COM          800907107    4,432   1,600,000   SH       SOLE        1,600,000
-----------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP               COM          806605101      746      35,000   SH       SOLE           35,000
-----------------------------------------------------------------------------------------------------------------------------------
SYNOPSYS INC                       COM          871607107    1,145      30,000   SH       SOLE           30,000
-----------------------------------------------------------------------------------------------------------------------------------
SPDR TR                          UNIT SER 1     78462F103      589       7,200   SH       SOLE            7,200
-----------------------------------------------------------------------------------------------------------------------------------
AT&T CORP                          COM          001957109    1,441     120,000   SH       SOLE          120,000
-----------------------------------------------------------------------------------------------------------------------------------
TSAKOS ENERGY NAVIGATION LTD       SHS          G9108L108   10,288     943,864   SH       SOLE          943,864
-----------------------------------------------------------------------------------------------------------------------------------
TRIZEC PROPERTIES INC              COM          89687P107    1,168     102,900   SH       SOLE          102,900
-----------------------------------------------------------------------------------------------------------------------------------
TAIWAN SEMICONDUCTOR MFG LTD     SPONSORED ADR  874039100    1,270     200,000   SH       SOLE          200,000
-----------------------------------------------------------------------------------------------------------------------------------
TYSON FOODS INC                    CL A         902494103   15,422   1,326,038   SH       SOLE        1,326,038
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                  COM          902124106  103,881   7,367,421   SH       SOLE        7,367,421
-----------------------------------------------------------------------------------------------------------------------------------
USA INTERACTIVE                    COM          902984103   26,686   1,377,000   SH       SOLE        1,377,000
-----------------------------------------------------------------------------------------------------------------------------------
UNITRIN INC                        COM          913275103   12,823     417,700   SH       SOLE          417,700
 -----------------------------------------------------------------------------------------------------------------------------------
WELLMAN INC                        COM          949702104    8,762     641,900   SH       SOLE          641,900
-----------------------------------------------------------------------------------------------------------------------------------
WESTAR ENERGY INC                  COM          95709T100   29,289   2,911,400   SH       SOLE        2,911,400
-----------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD           COM          G9618E107    5,389      18,300   SH       SOLE           18,300
-----------------------------------------------------------------------------------------------------------------------------------
WYETH                              COM          983024100   13,712     431,200   SH       SOLE          431,200
-----------------------------------------------------------------------------------------------------------------------------------
FOOT LOCKER INC                    COM          344849104    9,803     981,300   SH       SOLE          981,300
-----------------------------------------------------------------------------------------------------------------------------------
NOKIA CORP                     SPONSORED ADR    654902204   13,960   1,053,600   SH       SOLE        1,053,600
-----------------------------------------------------------------------------------------------------------------------------------
NEWS CORP LTD                      ADR NEW      652487703    4,736     246,000   SH       SOLE          246,000
-----------------------------------------------------------------------------------------------------------------------------------

VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100   24,364   1,899,000   SH       SOLE        1,899,000
-----------------------------------------------------------------------------------------------------------------------------------